CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,456,405,874	$ 699,307,327	¥ 5,279,902,398
Restricted cash	10,702,719	1,679,490	11,875,079
Short-term bank deposits	2,076,355,000	325,825,409	2,230,229,000
Accounts receivable, net of allowance for credit loss of RMB12,573,550 and RMB13,845,960 as of December 31, 2020 and December 31, 2021, respectively	191,388,528	30,033,036	199,744,129
Prepayments	80,716,962	12,666,253	66,257,313
Amounts due from related parties	37,158,946	5,831,049	9,045,078
Other current assets	376,366,810	59,060,165	236,704,095
Total current assets	7,229,094,839	1,134,402,729	8,033,757,092
Property and equipment, net	25,110,713	3,940,419	37,791,688
Intangible assets, net	161,540,392	25,349,213	141,671,881
Long-term bank deposits	100,000,000	15,692,182	100,000,000
Investments	491,424,800	77,115,275	500,658,570
Goodwill	12,636,845	1,982,997	12,932,564
Right-of-use assets	72,309,492	11,346,937	62,141,054
Other non-current assets	64,785,300	10,166,227	19,004,481
TOTAL ASSETS	8,156,902,381	1,279,995,979	8,907,957,330
Current liabilities: (including amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited. See Note 2.2)
Accounts payable	824,127,774	129,323,632	986,073,111
Advances from customers	7,476,002	1,173,148	10,910,989
Deferred revenue	235,134,242	36,897,694	242,013,205
Accrued expenses and other current liabilities	458,327,992	71,921,663	384,040,820
Amounts due to related parties	293,507,806	46,057,780	223,524,929
Lease liabilities due within one year	30,417,376	4,773,150	36,280,773
Total current liabilities	1,848,991,192	290,147,067	1,882,843,827
Lease liabilities	31,278,210	4,908,234	16,951,948
Deferred revenue	18,044,867	2,831,633	30,778,568
TOTAL LIABILITIES	1,898,314,269	297,886,934	1,930,574,343
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized, 34,568,689 shares issued and 33,445,346 shares outstanding as of December 31, 2020 and 34,568,689 shares issued and 34,136,627 shares outstanding as of December 31, 2021)	23,043	3,616	22,630
Treasury shares (1,177,499 and 1,755,803 ordinary shares as of December 31, 2020 and 2021, respectively)	(802,249,761)	(125,890,494)	(695,097,853)
Additional paid-in capital	10,618,537,927	1,666,280,314	10,486,398,881
Accumulated deficit	(3,445,102,409)	(540,611,745)	(2,863,219,263)
Accumulated other comprehensive income (loss)	(112,621,676)	(17,672,801)	10,911,853
Total DouYu Shareholder's Equity	6,258,587,124	982,108,890	6,939,016,248
Noncontrolling interests	988	155	38,366,739
Total Shareholders' Equity	6,258,588,112	982,109,045	6,977,382,987
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 8,156,902,381	$ 1,279,995,979	¥ 8,907,957,330